Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Putnam Focused International Equity Linked Benchmark (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	8.20%	10.18%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	36.44%	8.87%	9.33%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	28.26%	7.30%	8.41%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.36%	5.03%	7.19%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.25%	5.14%	6.53%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	34.11%	7.77%	8.41%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	35.78%	8.32%	8.78%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	36.66%	8.99%	9.48%